BUSINESS COMBINATION (Summary of Unaudited Pro forma Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Qufan [Member]
Business combination [Line Items]
Pro forma total revenues	¥ 27,379	$ 3,943	¥ 99,921
Pro forma net income (loss)	(217,359)	(31,306)	(333,814)
Pro forma net income (loss) attributable to 500.com Limited	¥ (209,921)	$ (30,235)	(328,795)
Sumpay.cn [Member]
Business combination [Line Items]
Pro forma total revenues			130,430	$ 20,135	¥ 604,900
Pro forma net income (loss)			(327,430)	(50,546)	151,163
Pro forma net income (loss) attributable to 500.com Limited			¥ (325,962)	$ (50,320)	¥ 153,341